Note 28 - Financial Instruments and Risks - Notional and Fair Value Amounts per Instrument and Maturity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Notional value	R$ 43,904.0	R$ 39,472.9
Fair value	2,513.6	2,209.3
Not later than one year [member]
Statement Line Items [Line Items]
Notional value	35,698.6	30,359.1
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	2,145.7	4,699.4
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	2,855.0	763.2
Total cost exposure [member]
Statement Line Items [Line Items]
Notional value	18,911.7	15,588.4
Fair value	176.3
Total cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	18,813.8
Fair value	174.7
Total cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	97.9
Fair value	1.6
Total cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Commodities risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	3,179.9	2,379.7
Fair value	414.1
Commodities risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	3,082.0
Fair value	412.5
Commodities risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	97.9
Fair value	1.6
Commodities risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Commodities risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Commodities risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	15,516.2	13,087.7
Fair value	(242.2)
US Dollars risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	15,516.2
Fair value	(242.2)
US Dollars risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Euros risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	31.8	50.8
Fair value	(0.8)
Euros risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	31.8
Fair value	(0.8)
Euros risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Euros risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Euros risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Euros risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Notional value	183.8	70.2
Fair value	5.2
Mexican Pesos risk portion of cost exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	183.8
Fair value	5.2
Mexican Pesos risk portion of cost exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Mexican Pesos risk portion of cost exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Mexican Pesos risk portion of cost exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Mexican Pesos risk portion of cost exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Notional value	1,111.4	1,042.5
Fair value	(52.2)
Total fixed asset exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,111.4
Fair value	(52.2)
Total fixed asset exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total fixed asset exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total fixed asset exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total fixed asset exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Notional value	1,111.4	1,042.5
Fair value	(52.2)
US Dollars risk portion of fixed assets exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	1,111.4
Fair value	(52.2)
US Dollars risk portion of fixed assets exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of fixed assets exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of fixed assets exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of fixed assets exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total expenses exposure [member]
Statement Line Items [Line Items]
Notional value	365.8	345.8
Fair value	(17.6)
Total expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	365.8
Fair value	(17.6)
Total expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Notional value	365.8	345.8
Fair value	(17.6)
US Dollars risk portion of the expenses exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	365.8
Fair value	(17.6)
US Dollars risk portion of the expenses exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of the expenses exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of the expenses exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
US Dollars risk portion of the expenses exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total financial risk exposure [member]
Statement Line Items [Line Items]
Notional value	20,388.9	R$ 17,677.6
Fair value	106.5
Total financial risk exposure [member] | Not later than one year [member]
Statement Line Items [Line Items]
Notional value	20,291.0
Fair value	104.9
Total financial risk exposure [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Notional value	97.9
Fair value	1.6
Total financial risk exposure [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total financial risk exposure [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	0.0
Total financial risk exposure [member] | Later than four years [member]
Statement Line Items [Line Items]
Notional value	0.0
Fair value	R$ 0.0